Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	0000835620
Document Period End Date	Jun. 30, 2024
C000007882 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.99)%	3.27%	(0.50)%	1.01%
Bloomberg Global Aggregate Bond Index	(3.16)	0.93	(2.02)	(0.42)
Custom Benchmark	(2.98)	1.12	(1.90)	(0.33)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 795,611,127
Holdings Count | Holding	2,729
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$795,611,127
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	157%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	35.8%
Foreign Agency Obligations	20.9
U.S. Government Sponsored Agency Securities	18.9
Non-Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	7.4
Common Stocks	1.4
Investment Companies	1.3
Capital Trusts	1.1
Municipal Bonds	0.9
Floating Rate Loan Interests	0.8
Other*	1.2
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.6%
United Kingdom	4.6
China	3.6
Spain	3.4
Cayman Islands	3.1
Germany	3.0
Mexico	2.6
Japan	2.2
Brazil	2.0
Italy	1.8
Other#	15.1
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional asset types are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000007879 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.11)%	3.02%	(0.75)%	0.78%
Investor A Shares (with sales charge)	(6.03)	(1.10)	(1.56)	0.37
Bloomberg Global Aggregate Bond Index	(3.16)	0.93	(2.02)	(0.42)
Custom Benchmark	(2.98)	1.12	(1.90)	(0.33)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 795,611,127
Holdings Count | Holding	2,729
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$795,611,127
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	157%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	35.8%
Foreign Agency Obligations	20.9
U.S. Government Sponsored Agency Securities	18.9
Non-Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	7.4
Common Stocks	1.4
Investment Companies	1.3
Capital Trusts	1.1
Municipal Bonds	0.9
Floating Rate Loan Interests	0.8
Other*	1.2
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.6%
United Kingdom	4.6
China	3.6
Spain	3.4
Cayman Islands	3.1
Germany	3.0
Mexico	2.6
Japan	2.2
Brazil	2.0
Italy	1.8
Other#	15.1
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional asset types are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000038980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MHWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.53%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(2.66)%	2.25%	(1.53)%	0.18%
Investor C Shares (with sales charge)	(3.63)	1.25	(1.53)	0.18
Bloomberg Global Aggregate Bond Index	(3.16)	0.93	(2.02)	(0.42)
Custom Benchmark	(2.98)	1.12	(1.90)	(0.33)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 795,611,127
Holdings Count | Holding	2,729
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$795,611,127
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	157%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	35.8%
Foreign Agency Obligations	20.9
U.S. Government Sponsored Agency Securities	18.9
Non-Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	7.4
Common Stocks	1.4
Investment Companies	1.3
Capital Trusts	1.1
Municipal Bonds	0.9
Floating Rate Loan Interests	0.8
Other*	1.2
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.6%
United Kingdom	4.6
China	3.6
Spain	3.4
Cayman Islands	3.1
Germany	3.0
Mexico	2.6
Japan	2.2
Brazil	2.0
Italy	1.8
Other#	15.1
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional asset types are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000162768 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Global Bond Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.96)%	3.33%	(0.45)%	1.06%
Bloomberg Global Aggregate Bond Index	(3.16)	0.93	(2.02)	(0.42)
Custom Benchmark	(2.98)	1.12	(1.90)	(0.33)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 795,611,127
Holdings Count | Holding	2,729
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$795,611,127
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	157%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	35.8%
Foreign Agency Obligations	20.9
U.S. Government Sponsored Agency Securities	18.9
Non-Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	7.4
Common Stocks	1.4
Investment Companies	1.3
Capital Trusts	1.1
Municipal Bonds	0.9
Floating Rate Loan Interests	0.8
Other*	1.2
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.6%
United Kingdom	4.6
China	3.6
Spain	3.4
Cayman Islands	3.1
Germany	3.0
Mexico	2.6
Japan	2.2
Brazil	2.0
Italy	1.8
Other#	15.1
(a)	Excludes short-term securities, short investments and options, if any.
*	Ten largest investment types are presented. Additional asset types are found in Other.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.